Subscriptions, Redemptions and Allocation of Net Income or Loss (Details) (Limited Partners, USD $)	12 Months Ended
Dec. 31, 2013 D
Class A Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Class B Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Legacy 1 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0
Lock in period for redemption of units following subscription	3
Legacy 2 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	0
Lock in period for redemption of units following subscription	3
Global 1 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	0
Lock in period for redemption of units following subscription	3
Global 2 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	0
Lock in period for redemption of units following subscription	3
Global 3 Class Units
Redemptions
Notice period by Limited Partner for redemption of Limited Partner units	10
Notice period by General Partner for redemption of Limited Partner units	15
Minimum period of holding of units after which no redemption fees are applicable	1
Redemption fees applicable for stockholders who redeem units on or after one-year anniversary of subscriptions	$ 0
Lock in period for redemption of units following subscription	3